Investment in associates and joint ventures - Detail movement (Detail) - Detail movement [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detail movement [line items]
Investments in joint ventures, beginning balance	€ 0	€ 31	€ 0
Additional investment	875	0	500
Transfer from receivables		444	0
Transfer to receivebles	(444)
Share in loss of joint venture	(392)	(475)	(469)
Investments in joint ventures, ending balance	€ 39	€ 0	€ 31